Basis of Preparation and Accounting (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Basis of Preparation and Accounting (Details) [Line Items]
Equity			$ (38,340)	$ (254,678)	[1]	$ (243,947)	[1]	$ (127,670)
Negative equity				254,678		243,947
Incurred loss			(100,863)	(10,447)	[2]	(17,013)	[2]
Cash in operating activities			37,303	70,920		68,286
Changes in working capital			$ 110,095	54,926		76,028
Principal place of business of joint venture			24%
Net tangible assets			$ 160,049
Cash			72,112	4,229		2,042
Issuance of senior notes			115,000
Early repayment			$ 102,000
Grace period			2027 years
Factoring arrangements amount	$ 3,808			1,919		1,517
Cash from operating activities		$ 300		2,463
Proceeds from borrowings		596
Payments on borrowings		896
Reverse factoring	13,671			10,240		8,301
Cash flow from operating to financing	$ 17,549	$ 6,737		$ 17,481		$ 20,526
Bottom of range [member]
Basis of Preparation and Accounting (Details) [Line Items]
Finance rate			9.00%
Top of range [member]
Basis of Preparation and Accounting (Details) [Line Items]
Finance rate			4.75%

[1]	Refer to Note 2.4
[2]	Refer to Note 2.4